Segment analysis (Tables)	6 Months Ended
Jun. 30, 2026
Segment analysis
Schedule of reconciliation of [profit/(loss)] for the period to Adjusted EBITDA

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
Profit for the period	35	5	30	—
Income tax charge	16	10	17	6
Net finance expense	64	67	124	117
Depreciation and amortization	121	114	240	225
Exceptional operating items	4	14	8	17
Adjusted EBITDA	240	210	419	365

Schedule of segment results

Segment results for the three months ended June 30, 2026 and 2025 are:

	Revenue		Adjusted EBITDA
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
Europe	698	615	105	77
Americas	1,015	840	135	133
Group	1,713	1,455	240	210

Segment results for the six months ended June 30, 2026 and 2025 are:

	Revenue		Adjusted EBITDA
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
Europe	1,323	1,143	180	126
Americas	1,894	1,580	239	239
Group	3,217	2,723	419	365

Schedule of disaggregation of revenue

The following illustrates the disaggregation of revenue by destination for the three months ended June 30, 2026:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	693	1	4	698
Americas	—	896	119	1,015
Group	693	897	123	1,713

The following illustrates the disaggregation of revenue by destination for the three months ended June 30, 2025:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	605	1	9	615
Americas	—	717	123	840
Group	605	718	132	1,455

The following illustrates the disaggregation of revenue by destination for the six months ended June 30, 2026:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,313	2	8	1,323
Americas	—	1,630	264	1,894
Group	1,313	1,632	272	3,217

The following illustrates the disaggregation of revenue by destination for the six months ended June 30, 2025:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,125	3	15	1,143
Americas	—	1,333	247	1,580
Group	1,125	1,336	262	2,723

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
Over time	1,356	1,162	2,571	2,191
Point in time	357	293	646	532
Group	1,713	1,455	3,217	2,723